Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The fair value for the Warrants was estimated $.12 for each warrant to purchase one share of common stock using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	22.5%
Expected Dividend Yield	0%
Expected Life Term (ii)	2.5
Risk-Free Interest Rate	0.39%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB No. 110.

The fair value for these options and Warrants was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Expected Volatility (i)	21-22%	39-40%
Expected Dividend Yield	0%	0%
Expected Life (Term) (ii)	1-3 years	4-5 years
Risk-Free Interest Rate	0.21 – 0.39%	0.70% - 0.80%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
(ii)	Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance SAB Topic 14.02 in accordance with SAB No. 110.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Summary of the Company’s stock options for the years ended December 31, 2013 and 2012 are as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at January 1, 2012	267,125	$5.00
Granted	105,500	3.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(27,625)	(3.06)
Outstanding at December 31, 2012	345,000	4.54
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(1,875)	(3.40)
Outstanding and expected to vest at December 31, 2013	343,125	$4.55
Exercisable at December 31, 2013	304,500	$4.75

Schedule of Share-based Compensation, Stock Warrant Activity [Table Text Block]
A summary of the Company’s Warrants for the years ended December 31, 2013 and 2012 is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at January 1, 2012	1,219,543	$1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	(162,500)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2012	1,132,043	2.47
Granted	337,500	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2013	1,469,543	$3.05
Exercisable at December 31, 2013	1,457,043	$3.03

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s restricted stock for the year ended December 31, 2013 and 2012 is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair value
Outstanding at January 1, 2012	17,125	$3.34
Granted	1,544,943	3.00
Canceled	-	-
Vested	(596,586)	3.00
Expired/Forfeited	(875)	3.34
Outstanding at December 31, 2012	964,607	3.00
Granted	1,399,750	3.86
Canceled	-	-
Vested	(336,178)	3.01
Expired/Forfeited	(1,625)	3.82
Outstanding at December 31, 2013	2,026,554	$3.59

Schedule Of Common Stock Repurchased [Table Text Block]
The following table provides information with respect to purchases by the Company of restricted stock during the Current Year and Prior Year.

Date	Total Number of Shares Purchased (a)	Average Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of re-purchased shares
November 15, 2012	218,163	$3.00	-	$654,000
December 1, 2012	18,870	3.00	-	56,000
Total 2012	237,033			$710,000

November 15, 2013	153,896	$3.86	-	$594,000
December 1, 2013	7,272	3.86	-	28,000
Total 2013	161,168		-	$622,000

(a)
All of the shares of restricted stock in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.